SHAREHOLDERS' EQUITY (Details) (USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Shareholders' equity
Common shares outstanding at end of the period	174,051,941
Employee stock options (in shares)	12,535,910
RSU plan (in shares)	397,996
Maximum number of common shares (in shares)	186,985,847
Net income (loss) per share
Net income for the period	$ 108,852,000	$ 23,859,000
Weighted average number of common shares outstanding - basic (in shares)	173,972,000	172,280,000
Add: Dilutive impact of shares related to RSU plan (in shares)	313,000	343,000
Weighted average number of common shares outstanding - diluted (in shares)	174,285,000	172,623,000
Net income per share - basic (in dollars per share)	$ 0.63	$ 0.14
Net income per share - diluted (in dollars per share)	$ 0.62	$ 0.14
RSU
Shareholders' equity
Contribution by the company to employee benefit trust	$ 7,500,000	$ 19,000,000